Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs' Assets and Liabilities

Summarized below is the information related to the combined VIEs’ assets and liabilities as of December 31, 2019 and 2018, respectively:

	As of December 31, 2019	As of December 31, 2018

Current assets	$45,180,787	$51,754,573
Plant and equipment, net	1,503	210,790
Other noncurrent assets	6,520	1,560,202
Total assets	45,188,810	53,525,565
Total liabilities	(45,964,142)	(2,111,670)
Net assets	$(775,332)	$51,413,895

Schedule of VIEs' Reported Consolidated Statements of Operations and Comprehensive Income

Summarized below is the information related to the financial performance of the VIEs reported in the Company’s consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2019, 2018 and 2017, respectively:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017

Revenues	$1,366,417	$14,402,329	$25,116,139
Cost of revenues	$123	$654,979	$729,752
Total operating expenses	$784,840	$12,329,417	$3,477,939
Net loss / (income)	$53,859,306	$1,530,958	$(24,268,121)